Convertible promissory notes	12 Months Ended
Dec. 31, 2018
Convertible promissory notes
Convertible promissory notes

10.          Convertible promissory notes

On December 10, 2018, the Company issued convertible promissory notes (the “Note”) to the original shareholders of Ezbuy (“Seller”)  for business acquisition. The  aggregate par value of the convertible promissory notes is $85.55 million with zero interest rate and due in 365 days after the acquisition date (Conversion Period). See Note 3 in details of the acquisition of Ezbuy.

Convertible promissory notes are to be converted as follows:

i.

If prior to the end of the Conversion Period the trading average price per the Company’s American Depository Shares (“ADSs”) has been at or above US$3.85 during three consecutive days of trading, the Note shall be automatically converted into an aggregate of 22,220,779 ADSs of the Company; or

ii.

If the automatic issuance under (i) has not been triggered within the Conversion Period, the purchase price shall be payable in the amount equal to: (a) an aggregate of 22,220,779 ADSs by the way of the automatic issuance to each seller, and (ii) the difference between (x) US$85.55 million and (y) the product of 22,220,779 and the average of the ten highest closing prices of the trading days during the Conversion Period (the “Average High Closing Price”). However, the Average High Closing Price shall not be higher than US$3.85. By way of cash or new ADSs, or a combination, is determined by the board of the Company. If by way of new ADSs calculated on the basis of the Average High Closing Price, the number of new ADSs compensated shall not exceed 22,220,779.

As a result of the foregoing, the ADSs that may be issuable is no less than 22,220,779 ADSs and up to 44,441,558 ADSs.

Based on the features above, the Group designated the above convertible promissory notes as financial liabilities at fair value through profit or loss.

The Company adopted Monte-Carlo Simulation based on a scenario-weighted average method to estimate the fair value of the convertible promissory notes as of the acquisition date and December 31, 2018. The estimate is based on the probability of each scenario and pay-off of the convertible promissory notes under each scenario. The scenarios include different timing and corresponding conversion price of the convertible promissory notes. The key assumptions adopted in the convertible promissory notes valuation include risk-free rate of interest and expected stock price volatility in the conversion period.

The table below reflects the components effecting the change in fair value for the year ended December 31, 2018:

Year ended December 31, 2018
Balance at January 1	$—
Issuance	29,131
Change in fair value	22,791
Balance at December 31	$51,922